August 17, 2001

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:    Office of Filings, Information and Consumer Services

RE:      Deutsche Asset Management VIT Funds Trust (the "Trust")
         File Nos. 333-00479 and 811-07507

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 14 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The amendment was filed electronically on August 10, 2001.

Please return an electronic transmittal as evidence of your receipt of this filing. If you have any questions or comments, please contact the undersigned at
(610) 239-4727.


Very truly yours,

/s/Thomas N. Calabria

Thomas N. Calabria, Esq.
Regulatory Administration Dept.
PFPC Inc.


Cc:   Jeffrey Engelsman, Esq., Deutsche Asset Management Inc.
      Burt Leibert, Esq., Willkie, Farr & Gallagher